Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries in which the Company is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Group obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the VIEs through power to govern the activities which most significantly impact its economic performance and is obligated to absorb losses of the VIEs that could potentially be significant to the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs, then the entity is consolidated. All significant intercompany balances and transactions between the Company, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated in consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the standalone selling prices of performance obligations of revenue contracts, the allowance for doubtful accounts, amortization of intangible assets, licensed copyrights and produced content, fair values of certain debt and equity investments, recoverability and useful lives of long-lived assets, net realizable value of licensed copyrights, ultimate revenue of produced content, recoverability of the carrying value of goodwill, the purchase price allocation and fair value of noncontrolling interests with respect to business combinations, fair value of certain debt and equity investments, fair value of share options to purchase the Company’s ordinary shares, fair value of nonmonetary content exchanges, fair value of financial instruments, forfeiture rates for options granted, valuation allowances on deferred tax assets and income tax uncertainties, among others. Management bases these estimates on its historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Comparative Information

Certain items in the consolidated financial statements have been adjusted to conform with the current year’s presentation to facilitate comparison.

Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.8755 per US$1.00 on December 31, 2018, the last business day in fiscal year 2018, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.

Foreign currency translation and transactions

The Company’s functional currency is the US$ and its reporting currency is the RMB. The Company’s subsidiaries, VIEs and subsidiaries of the VIEs determine their functional currencies based on the criteria of ASC topic 830 (“ASC 830”), Foreign Currency Matters. The functional currency of the subsidiaries in the Cayman Islands and Hong Kong is the U.S. dollar. The functional currencies of the subsidiaries, VIEs and VIEs’ subsidiaries in Mainland China are the RMB. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position to its reporting currency, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ (deficit)/equity.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date.

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash, money market funds, investments in interest bearing demand deposit accounts, time deposits, and highly liquid investments with original maturities of three months or less from the date of purchase and are stated at cost which approximates their fair value.

Restricted Cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the consolidated balance sheets. The Group’s restricted cash mainly represents restricted deposits used as security against short-term loans.

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than twelve months, are classified as short-term investments.

Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. The Company accounts for short-term investments in accordance with ASC topic 320 (“ASC 320”), Investments—Debt and Equity Securities. The Company classifies the short-term investments as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings.

The securities that the Company has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. The Company determines realized gains or losses on sale of held-to-maturity securities on a specific identification method, and records such gains or losses as interest income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities is recognized in the consolidated statements of comprehensive loss when the decline in value is determined to be other-than-temporary.

Accounts receivable, net of allowance

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off when they are deemed uncollectible. The Group generally does not require collateral from its customers.

The Group maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends.

Receivables from Online Payment Agencies, net of allowance

Receivables from online payment agencies are cash due from the third-party online payment service providers for clearing transactions. The cash was paid or deposited by customers or users through these online payment agencies for services provided by the Group. The Group carefully considers and monitors the credit worthiness of the third-party payment service providers used. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Receivable balances are written off when they are deemed uncollectible. The balances are included in “Prepayments and other assets” on the consolidated balance sheets. As of December 31, 2017 and 2018, no allowance for doubtful accounts was provided for the receivables from online payment agencies.

Fixed assets, net

Fixed assets are stated at cost and are depreciated using the straight-line method over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Computer equipment	3 to 5 years
Office furniture and equipment	3 to 5 years
Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets
Office building	43 years
Others	5 years

Repair and maintenance costs are expensed as incurred, whereas the cost of renewals and betterments that extend the useful life of the assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when ready for their intended use.

Business Combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805 (“ASC 805”), Business Combinations. The acquisition method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The Group also evaluates all contingent consideration arrangements to determine if the arrangements are compensatory in nature. If the Group determines that a contingent consideration arrangement is compensatory, the arrangement would be accounted for outside of the business combination and recorded as compensation expense in the post-acquisition financial statements of the combined entity. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Long-term investments

The Group’s long-term investments consist of equity securities without readily determinable fair values and equity method investments.

Prior to adopting ASC topic 321 (“ASC 321”), Investments—Equity Securities on January 1, 2018, the Group carries at cost its investments in investees which do not have readily determinable fair value and the Group does not have significant influence in accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments.

The Group adopted ASC 321 on January 1, 2018 and the cumulative effect of adopting the new standard on opening retained deficit is nil. Equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair values and do not qualify for the existing practical expedient in ASC 820 (“ASC 820”), Fair Value Measurements and Disclosures to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

Investments in entities in which the Group can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investments—Equity Method and Joint Ventures. Under the equity method, the Group initially records its investments at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Produced content, net

The Group produces and contracts external parties to produce films and episodic series to exhibit on its websites. Produced content includes direct production costs, production overhead and acquisition costs and is stated at the lower of unamortized cost or estimated fair value. Produced content also includes cash expenditures made to acquire a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Produced content exceeding the total revenues to be earned (“ultimate revenue”) is expensed as cost of revenues.

The Group uses the individual-film-forecast-computation method and amortizes the produced content based on the ratio of current period actual revenue (numerator) to estimated remaining unrecognized ultimate revenue as of the beginning of the fiscal year (denominator) in accordance with ASC subtopic 926-20 (“ASC 926-20”), Entertainment—Films, Other Assets—Film Costs. Ultimate revenue estimates for the produced content are periodically reviewed and adjustments, if any, will result in the Group applying a revised fraction to the net carrying amount of produced content as of the beginning of the fiscal year. The difference between expenses determined using the new estimates and any amounts previously expensed during the fiscal year is recognized in the period of revision. The Group reviews unamortized produced content costs for impairment whenever events or circumstances indicate that the fair value of the produced content may be less than its unamortized cost.

Licensed copyrights, net

Licensed copyrights consist of professionally-produced content such as movies, television series, variety shows, sports and other video content acquired from external parties. The license fees are capitalized and, unless prepaid, a corresponding liability recorded when cost of the content is known, the content is accepted by the Group in accordance with the conditions of the license agreement and the content is available for its first showing on the Group’s websites. Licensed copyrights are carried at the lower of unamortized cost or net realizable value. Licensed copyrights are presented on the balance sheet as current and non-current based on estimated time of usage.

The Group has two types of licensed copyrights, i) non-exclusive licensed copyrights and ii) exclusive licensed copyrights. For non-exclusive licensed copyrights, the Group has the right to broadcast the contents on its own websites. For exclusive licensed copyrights, in addition to the broadcasting right, the Group also has the right to sublicense the underlying contents to third parties.

Non-exclusive licensed copyrights, mainly comprising of newly released movies, television series and seasonal variety shows, are generally amortized using an accelerated method based on historical viewership consumption patterns. Other non-exclusive licensed copyrights, mainly comprising of library movies, television series and variety shows and certain non-episodic features, are amortized on a straight-line basis, as the consumption pattern based on historical viewing data supports this amortization method. Estimates of the consumption patterns for licensed copyrights are reviewed periodically and revised, if necessary. Revisions to the amortization pattern are accounted for as a change in accounting estimate prospectively in accordance with ASC topic 250 (“ASC 250”), Accounting Changes and Error Corrections.

The purchase cost of exclusive licensed copyrights includes a broadcasting right and a right to sublicense the content to third parties, and the Group allocates the content cost to these two rights when the exclusive licensed copyrights are initially recognized based on the relative proportion of the Group’s estimate of the total revenues that will be generated by each right. For the broadcasting right, which is the portion of an exclusive licensed copyright that generates direct and indirect advertising and membership services revenues, the content costs are amortized in accordance with ASC subtopic 920-350 (“ASC 920-350”), Entertainment-Broadcasters: Intangibles—Goodwill and Other, using the same method as non-exclusive licensed copyrights as described above. For the right to sublicense the content to third parties, which is the portion of an exclusive licensed copyright that generates direct revenues, the content costs are amortized in accordance with ASC 926-20 using the individual-film-forecast-computation method, which amortizes such costs based on the ratio of the actual sublicensing revenues generated for the current period to the total sublicensing revenues estimated to be generated by the sublicensing right. The Group reviews the forecasted total direct revenues on a periodic basis and any changes in estimates will result in the Group applying a revised fraction to the net carrying amount of the right to sublicense as of the beginning of the fiscal year. The difference between expenses determined using the new estimates and any amounts previously expensed during the fiscal year is recognized in the period of revision.

On a periodic basis, the Group evaluates the program usefulness of the broadcasting rights of its licensed copyrights and records these rights at the lower of unamortized cost or estimated net realizable value pursuant to the guidance in ASC 920-350. When there is a change in the expected usage of licensed copyrights, the Group estimates net realizable value of licensed copyrights to determine if any impairment exists.

Net realizable value is determined by estimating the expected cash flows generated from provision of advertising and membership services, less any direct costs, over the remaining useful lives of the non-exclusive licensed copyrights. The Group estimates advertising and membership services cash flows for each category of content separately. Estimates that impact advertising and membership services cash flows include anticipated levels of demand for the Group’s advertising and membership services and the expected selling prices of the Group’s advertisements and memberships. For the right to sublicense to third parties, recoverability is assessed in accordance with ASC 926-20.

Partner-generated content (“PGC”)

The Group collaborates with a large number of selected partners to supplement its video content portfolio with PGC, and incentivizes them to submit high-quality content through the Group’s revenue-sharing mechanism. Under such arrangements, the Group shares with the partners a portion of the revenues derived from either online advertising services or membership services based on various factors agreed upon. As the Group is the primary obligor of online advertising services and membership services, such revenues are recorded on a gross basis. Revenue sharing costs incurred and payable to partners are recognized as cost of revenues when the criteria of those pre-agreed factors are met.

Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Group assesses goodwill for impairment in accordance with ASC subtopic 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Group determines its reporting units by first identifying its operating segments, and then assesses whether any components of these segments constituted a business for which discrete financial information is available and where the Company’s segment manager regularly reviews the operating results of that component. The Group determined that it has one reporting unit because components below the consolidated level either did not have discrete financial information or their operating results were not regularly reviewed by a segment manager.

The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step quantitative impairment test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

Significant management judgment is involved in determining these estimates and assumptions, and actual results may differ from those used in valuations. Changes in these estimates and assumptions could materially affect the determination of the fair value of a reporting unit which could trigger future impairment. The judgment in estimating the fair value of a reporting unit includes forecasts of future cash flows, which are based on management’s best estimate of future revenue and operating expenses growth rates, future capital expenditures and working capital levels, as well as discount rate determined by the weighted average cost of capital approach and the selection of comparable companies operating in similar businesses. The Group also reviewed observable market data to assess the reasonableness of assumptions such as discount rate, operating margins, and working capital levels. The fair value of the reporting unit exceeded its carrying amount as of December 31, 2017 and 2018, and therefore goodwill related to the Group’s reporting unit was not impaired.

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization and impairment loss, if any. Intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives.

Intangible assets have estimated economic lives from the date of purchase as follows:

Traffic acquisition agreement	4 years
Intellectual property rights	1-29 years
Online literature	1-17 years
Trademarks	2-10 years
User list	5 years
Domain names	10 years
Customer relationships	3 years
Published mobile games	2 years
Technology	5 years
Others	2 to 20 years

Intangible assets with an indefinite useful life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill.

Mobile games in development with an indefinite useful life are those that have not achieved technological feasibility as of the acquisition date and have no alternative future use.

Impairment of Long-Lived Assets Other Than Goodwill

The Group evaluates long-lived assets, such as fixed assets and purchased or acquired intangible assets with finite lives other than licensed copyrights and produced content, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Group assesses the recoverability of the long-lived assets based on the undiscounted future cash flows the long-lived assets are expected to generate at the lowest level of identifiable cash flows. The Group recognizes an impairment loss when the estimated undiscounted future cash flow expected to result from the use of the long-lived assets plus net proceeds expected from the eventual disposition of the long-lived assets, if any, is less than their carrying values. If the Group identifies an impairment, the Group reduces the carrying value of the long-lived assets to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Group uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different.

Modification of redeemable convertible preferred shares

The Group assesses whether an amendment to the terms of its redeemable convertible preferred shares is an extinguishment or a modification using the fair value model. If the change in fair value of the redeemable convertible preferred shares immediately after the amendment exceeds 10% from the fair value of the redeemable convertible preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When redeemable convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the redeemable convertible preferred shareholders and the carrying amount of the redeemable convertible preferred shares (net of issuance costs) is treated as a deemed dividend to or contribution from the redeemable convertible preferred shareholders. When redeemable convertible preferred shares are modified, a new effective interest rate to equate the future contractual cash flows (redemption amount) to the carrying amount is determined and applied to accretion on a prospective basis by analogy to ASC 470-50.

Revenue recognition

The Group adopted ASC topic 606 (“ASC 606”), Revenue from Contracts with Customers from January 1, 2018, using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Accordingly, revenues for the year ended December 31, 2018 was presented under ASC 606, and revenues for the years ended December 31, 2016 and 2017 were not adjusted and continued to be presented under ASC topic 605 (“ASC 605”), Revenue Recognition. The cumulative effect of adopting ASC 606 resulted in an adjustment to decrease the opening balance of accumulated deficit at January 1, 2018 by RMB916,147 (US$133,248), with the impact primarily related to the Group’s earlier recognition of online advertising revenues under ASC 606 compared to legacy GAAP.

The Group’s revenues are derived principally from membership services, online advertising services and content distribution. Commencing on January 1, 2018, the Group recognizes revenue in accordance with ASC 606 and revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Pursuant to ASC 606, value added taxes (“VAT”) was reclassified from cost of revenue to net against revenues. The Company recognized VAT of RMB630,787, RMB981,567 and RMB1,457,803 (US$212,029) for the years ended December 31, 2016, 2017 and 2018, respectively. Other than the presentation of VAT, the impact from adopting ASC 606 was not material to the Group’s consolidated financial statements as of and for the year ended December 31, 2018.

The Group’s revenue recognition policies effective upon the adoption of ASC 606 are as follows:

Membership services

The Group offers membership services to subscribing members with various privileges, which primarily including access to exclusive and ad-free streaming of premium content 1080P/4K high-definition video, Dolby Audio, and accelerated downloads and others. When the receipt of membership fees is for services to be delivered over a period of time, the receipt is initially recorded as deferred revenue and revenue is recognized ratably over the membership period as services are rendered. Membership services revenue also includes fees earned from on-demand content purchases made by members and the sale of the right to services such as other memberships, which the Group acquires and controls before they are transferred to subscribing members.

Online advertising services

The Group sells advertising services primarily to third-party advertising agencies and a small portion are sold directly to advertisers. Advertising contracts are signed to establish the price and advertising services to be provided. Pursuant to the advertising contracts, the Group provides advertisement placements on its websites in different formats, including but not limited to video, banners, links, logos, brand placement and buttons. The Group performs a credit assessment of the customer to assess the collectability of the contract price prior to entering into contracts. For contracts where the Group provides customers with multiple performance obligations, primarily for advertisements to be displayed in different spots, placed under different forms and occur at different times, the Group would evaluate all the performance obligations in the arrangement to determine whether each performance obligation is distinct. Consideration is allocated to each performance obligation based on its standalone selling price and revenue is recognized as each performance obligation is satisfied by displaying the advertisements in accordance with the revenue contracts.

The Group provides various sales incentives to its customers, including cash incentives in the form of commissions to certain third-party advertising agencies and noncash incentives such as discounts and advertising services provided free of charge in certain bundled arrangements, which are negotiated on a contract by contract basis with customers. The Group has a general policy regarding the volume of advertising services to be provided free of charge which depends largely on the volume of advertising services purchased by the advertiser. The Group accounts for these incentives granted to customers as variable consideration in accordance with ASC 606. The amount of variable consideration is measured based on the most likely amount of incentive to be provided to customers.

Content distribution

The Group generates revenues from sub-licensing content licensed from third party vendors for cash or through nonmonetary exchanges mainly with other online video broadcasting companies. The exclusive licensing agreements the Group enters into with the vendors has a definitive license period and provides the Group rights to sub-license these contents to other third parties. The Group enters into a non-exclusive sub-license agreement with a sub-licensee for a period that falls within the original exclusive license period. For cash sub-licensing transactions, the Group receives the sub-license fee upfront under the sub-licensing arrangements and does not have any future obligation once it has provided the underlying content to the sub-licensee (which is provided at or before the beginning of the sub-license period). The sub-license fees are recognized in accordance with ASC 606 and represents a license of functional intellectual property which grants a right to use the Group’s licensed copyrights and recognized at the point in time when the licensed copyright is made available for the customer’s use and benefit.

The Group also enters into nonmonetary transactions to exchange online broadcasting rights of licensed copyrights with other online video broadcasting companies from time to time. The exchanged licensed copyrights provide rights for each party to broadcast the licensed copyrights received on its own website only. Each transferring party retains the right to continue broadcasting the exclusive content on its own website and/or sublicense the rights to the content it surrendered in the exchange. The Group accounts for these nonmonetary exchanges in accordance with ASC 606, and records the transaction based on the fair value of the asset received starting from January 1, 2018. Barter sublicensing revenues are recognized in accordance with the same ASC 606 criteria above. The Group estimates the fair value of the licensed copyrights received based on various factors, including broadcasting schedule, cast and crew, theme and popularity, box office and market share of counterparties to the exchange. The attributable cost of sublicensing transactions, whether for cash or through nonmonetary exchanges, is recognized as cost of revenues through the amortization of the sublicensing right component of the exclusive licensed copyright, computed using the individual-film-forecast-computation method in accordance with ASC topic 926 (“ASC 926”), Entertainment—Films.

The Group recognized barter sublicensing revenues of RMB382,478, RMB762,741 and RMB1,082,964 (US$157,511) and related costs of RMB362,760, RMB650,442 and RMB1,026,140 (US$149,246) for the years ended December 31, 2016, 2017 and 2018, respectively.

Others

Other revenues mainly include revenues from live broadcasting and online games.

Live broadcasting

The Group operates a live broadcasting platform, iQIYI Show, whereby users can follow their favorite hosts and shows in real time through live broadcasting. Users can purchase virtual currency for usage in iQIYI Show to acquire consumable virtual gifts, which are simultaneously presented to hosts to show their support or time-based virtual items, which enables users to enjoy additional functions and privileges for a specified time period.

The Group operates the live broadcasting platform and determine the price of virtual items sold. Therefore, revenues derived from the sale of virtual items are recorded on a gross basis as the Group acts as the principal in the transaction. Costs incurred from services provided by the hosts are recognized as cost of revenues. To facilitate the sale of virtual items, the Group bundles special privileges and virtual items as a package at a discounted price and the Group allocates the arrangement consideration to each performance obligation based on their relative standalone selling prices. Revenue from the sale of consumable virtual gifts is recognized when consumed by the user, or, in the case of time-based virtual items, recognized ratably over the period each virtual item is made available to the user. Virtual currency sold but not yet consumed by the purchasers is recorded as “Customer advances and deferred revenue”.

Online games

The Group operates mobile games including both self-developed (after the business acquisition described in Note 3) and licensed mobile games and generates mobile game revenues from the sale of in-game virtual items, including items, avatars, skills, privileges or other in-game consumables, features or functionality, within the games.

The Group records revenue generated from mobile games on a gross basis if the Group acts as the principal in the mobile game arrangements under which the Group controls the specified services before they are provided to the customer. In addition, the Group is primarily responsible for fulfilling the promise to provide maintenance services and has discretion in setting the price for the services to the customer. Otherwise, the Group records revenue on a net basis based on the ratios pre-determined with the online game developers when all the revenue recognition criteria set forth in ASC 606 are met, which is generally when the user purchases virtual currencies issued by the game developers.

For transactions where the Group is the principal, the Group determines that the in-game virtual items are identified as performance obligations. The Group provides on-going services to the end-users who purchase virtual items to gain an enhanced game-playing experience. Accordingly, the Group recognizes revenues ratably over the estimated average playing period of these paying players, starting from the point in time when virtual items are delivered to the players’ accounts.

Contract balances

When either party to a revenue contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

Contract assets represent unbilled amounts related to the Group's rights to consideration for advertising services delivered and are included in “Prepayments and other assets” on the consolidated balance sheets. The opening balance of contract assets were RMB832,302 as of January 1, 2018. As of December 31, 2018, contract assets were RMB1,414,549 (US$205,738), net of allowance for doubtful accounts of RMB21,478 (US$3,124). The increase in the balance of contract assets was primarily due to more outstanding advertising contracts as of December 31, 2018 compared to the prior year for which the Group had commenced to provide advertisement placements but had not completed all specified advertising services in the contract, which corresponds to when the Group has the right to bill its customers.

Contract liabilities are mainly comprised of payments received for membership fees and virtual currency sold for which the corresponding services have not yet been provided to customers and are presented as “Customer advances and deferred revenue” on the consolidated balance sheets. The increase in customer advances and deferred revenue as compared to the year ended December 31, 2017 is a result of the increase in consideration received from the Group’s customers.

Practical Expedients and Exemptions

The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.

Cost of Revenues

Cost of revenues consists primarily of content costs, bandwidth costs and others.

The Group incurs VAT and surcharges in the PRC in connection with the services provided, and cultural business construction fee on revenues derived from online advertising services. Starting from January 1, 2018, we adopted ASC 606 and reclassified VAT from cost of revenues to net against revenues. Accordingly, VAT is presented in net of revenues rather than cost of revenues for the year ended December 31, 2018 under ASC 606, while in accordance with the legacy accounting standard (ASC 605), VAT is not adjusted and continued to be presented in cost of revenues for the years ended December 31, 2016 and 2017 under ASC 605. The sales tax and surcharges in cost of revenues for the years ended December 31, 2016, 2017 and 2018 were RMB823,749, RMB1,272,295 and RMB334,278 (US$48,619), respectively.

Advertising expenses

Advertising expenses, primarily marketing spend in channel coverage and content related promotion are included in “Selling, general and administrative” and are expensed when incurred. Advertising expenses for the years ended December 31, 2016, 2017 and 2018 were RMB907,906, RMB1,373,287 and RMB2,268,753 (US$329,976), respectively.

Research and development expenses

Research and development expenses consist primarily of personnel-related expenses (including share-based compensation cost) incurred for the development of, enhancement to, and maintenance of the Group’s websites as well as costs associated with new product development and enhancement. Depreciation expenses and other operating costs are also included in research and development expenses. The Group recognizes research and development expenses costs as expense when incurred.

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies of non-operating nature with no further conditions to be met are recorded as non-operating income in “Other (expense)/income, net” when received. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met.

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

The Group applies the provisions of ASC topic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group recognizes in its consolidated financial statements the benefit of a tax position if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement of estimates with regards to changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period which the change occurs.

(Loss)/earnings per share

(Loss)/earnings per share is computed in accordance with ASC topic 260 (“ASC 260”), Earnings per Share. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s redeemable convertible preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. For the year ended December 31, 2016, the computation of basic (loss)/earnings per share using the two-class method is not applicable as the Group is in a net loss position and net loss is not allocated to the redeemable convertible preferred shares, since these securities are not obligated to share the losses in accordance with the contractual terms. For the year ended December 31, 2018, the two-class method is applicable because the Group has two classes of ordinary shares outstanding, Class A and Class B ordinary shares, respectively. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion (Note 18). As a result, and in accordance with ASC 260, the undistributed loss for each year is allocated based on the contractual participation rights of the Class A and Class B ordinary shares, respectively. As the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the accretion related to the redeemable convertible preferred shares and extinguishment and reissuance of Series B preferred shares, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include ordinary shares issuable upon the conversion of the redeemable convertible preferred shares using the if-converted method prior to the Company’s IPO, ordinary shares issuable upon the conversion of convertible senior notes using the if-converted method and ordinary shares issuable upon the exercise of share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects are anti-dilutive.

Share-based compensation

The Company accounts for share-based compensation in accordance with ASC topic 718 (“ASC 718”), Compensation-Stock Compensation.

The Company has elected to recognize share-based compensation using the straight-line method for all share-based awards granted with graded vesting based on service conditions. For awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance condition will be achieved. Forfeiture rates are estimated based on historical experience and future expectations of employee turnover rates and are periodically reviewed. If required vesting conditions are not met and the share-based awards are forfeited, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. To the extent the Company revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

The Company accounts for share-based awards issued to non-employees in accordance with ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees. The measurement date of the fair value of a share-based award issued to a non-employee is the date on which the counterparty’s performance is completed as there is no associated performance commitment. The expense is recognized in the same manner as if the Company had paid cash for the services provided by non-employees.

The Company, with the assistance of an independent third party valuation firm, determined the fair value of share-based awards granted to employees and non-employees.

Fair Value Measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, prepayments and other assets, long-term investments, accounts payable, short-term loans, income tax payable, amounts due to related parties, contingent consideration liability, option to purchase equity interests of a listed company, accrued expenses and other current liabilities, convertible senior notes and long-term loans. The carrying amounts of these financial instruments, except for long-term equity investments without readily determinable fair values, long-term equity method investments, convertible senior notes and long-term loans, approximate their fair values because of their generally short maturities. The carrying amounts of long-term loans approximate their fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Concentration of risks

Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable and contract assets. The carrying amounts of these assets represent the Group’s maximum exposure to credit risk. As of December 31, 2018, the Group has RMB6,760,447 (US$983,266) in cash, cash equivalents and restricted cash, which is held in cash and demand deposits with several financial institutions in the PRC and Hong Kong. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions.

Accounts receivable and contract assets are typically unsecured and denominated in RMB, derived from revenue earned from customers and agencies in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains an allowance for doubtful accounts and actual losses have generally been within management’s expectations. As of December 31, 2018, the Group had no single customer with a balance exceeding 10% of the total accounts receivable and contract asset balance. As of December 31, 2017, the only one customer with a receivable balance exceeding 10% of the gross accounts receivable balance accounted for 10% of gross accounts receivable.

Business and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, restricted cash, short-term investments, convertible senior notes and accounts payable denominated in the U.S. dollar. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The appreciation of the US$ against RMB was approximately 5.67% in 2018. Most of the Company’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, short-term investments, and accounts payable are denominated in U.S. dollars. Any significant fluctuation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position in U.S. dollars.

Segment reporting

In accordance with ASC subtopic 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss includes net loss, foreign currency translation adjustments and unrealized gains/(losses) on available-for-sale debt securities and is presented in the consolidated statements of comprehensive loss.

Recent accounting pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (“ASU 2016-02”). ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public business entities for annual reporting periods and interim periods within those years beginning after December 15, 2018. The Group will adopt ASU 2016-02 on January 1, 2019 using the modified retrospective method and will not restate comparable periods. The Group will elect the package of practical expedients permitted under the transition guidance, which allow the Group to carry forward the historical lease classification, the assessment whether a contract is or contains a lease and initial direct costs for any leases that exist prior to adoption of the new standard. The Group will also elect the practical expedient to not separate lease and non-lease components and the short-term lease exemption for certain classes of underlying assets with a lease term of 12 months or less. Operating leases related to offices and internet data center (“IDC”) facilities will be subject to ASU 2016-02 and right-of-use assets and operating lease liabilities will be recognized on the Group’s consolidated balance sheets. The Group currently believes the most significant change will be related to the recognition of right-of-use assets and lease liabilities on the Group’s consolidated balance sheets for certain in-scope operating leases. The Group does not expect any material impact on net assets and the consolidated statement of comprehensive loss as a result of adopting the new standard.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326) (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss methodology with an expected credit loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Group is currently in the process of evaluating the impact of the adoption of ASU 2016-13 on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Group is still evaluating the effect that this accounting standard will have on the consolidated financial statements and related disclosures.

In June 2018, the FASB issued ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting (Topic 718)(“ASU 2018-07”). ASU 2018-07 issued final guidance aligning the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees, with certain exceptions. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, which may lower their cost and reduce volatility in the income statement. The guidance is effective for public business entities (“PBEs”) in annual periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted, but no earlier than an entity’s adoption date of ASC 606. The Group does not believe this standard will have a material impact on the results of operations or financial condition.

In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials (“ASU 2019-02”). ASU 2019-02 improves GAAP by aligning the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. In addition, ASU 2019-02 requires that an entity test a film or license agreement for program material within the scope of Subtopic 920-350 for impairment at a film group level when the film or license agreement is predominantly monetized with other films and/or license agreements. The presentation and disclosure requirements in ASU 2019-02 also increase the transparency of information provided to users of financial statements about produced and licensed content. This update will be effective for the Group’s fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently in the process of evaluating the effect that the adoption of ASU 2019-02 will have on the consolidated financial statements and related disclosures.